Deposit of Long-Term Investments - Schedule of Deposit of Long-Term Investments (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Deposit of Long-Term Investments [Line Items]
Long-term investments in equity investe	¥ 12,475,000	$ 1,741,443
Deposit of investment in Zhonglian Jinan Insurance Brokers Co., Ltd. (“Zhonglian”) – deposit related to an acquisition in progress [Member]
Schedule of Deposit of Long-Term Investments [Line Items]
Long-term investments in equity investe	6,700,000
Deposit for non-controlling interests in other investees [Member]
Schedule of Deposit of Long-Term Investments [Line Items]
Long-term investments in equity investe	¥ 5,775,000